Document and Entity Information	Nov. 05, 2026
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001626450
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Commerce.com, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39423
Entity Tax Identification Number	46-2707656
Entity Address, Address Line One	11920 Alterra Parkway
Entity Address, Address Line Two	D11 / Suite 100
Entity Address, Address Line Three	8th Floor
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	(512)
Local Phone Number	865-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series 1 Common Stock
Document Information [Line Items]
Security 12b Title	Series 1 Common Stock, $0.0001 par value per share
Trading Symbol	CMRC
Security Exchange Name	NASDAQ
Series A Junior Participating Preferred Stock
Document Information [Line Items]
Security 12b Title	Series A Junior Participating Preferred Stock, par value $0.0001 per share
Trading Symbol	N/A
Security Exchange Name	NASDAQ